Statements of Operations - Broad Capital Acquisition Corp [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Formation and operating costs	$ (669,065)	$ (1,181,717)	$ (2,409,672)	$ (1,508,247)
Franchise tax	(40,000)	(48,785)	(200,000)	(195,138)
Loss from Operations	(709,065)	(1,230,502)	(2,609,672)	(1,703,385)
Other Income (Expenses)
Interest expense	(60,327)	(6,946)	(120,229)
Interest earned on marketable securities held in trust account	288,051	727,731	2,752,194	1,555,432
Net Income (Loss) Before Tax	(481,341)	(509,717)	22,293	(147,953)
Income tax	(52,091)	(142,579)	(536,212)	(285,662)
Net Income (Loss)	$ (533,432)	$ (652,296)	$ (513,919)	$ (433,615)
Weighted average shares outstanding of Common Stock - Basic	4,955,146	13,485,199	8,551,292	13,000,236
Weighted average shares outstanding of Common Stock - Diluted	4,955,146	13,485,199	8,551,292	13,000,236
Basic net loss per share of Common Stock	$ 0.11	$ (0.05)	$ (0.06)	$ (0.03)
Diluted net loss per share of Common Stock	$ 0.11	$ (0.05)	$ (0.06)	$ (0.03)